SELIGMAN FUNDS

April 30, 2009

VIA EDGAR

Attention: Ms. Patsy Mengiste

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seligman Cash Management Fund, Inc.
Post-Effective Amendment No. 46
File Nos. 2-56805; 811-02650

Seligman Common Stock Fund, Inc.
Post-Effective Amendment No. 94
File Nos. 2-10835; 811-234

Seligman High Income Fund Series
Post-Effective Amendment No. 41
File Nos. 2-93076; 811-4103

Seligman Income and Growth Fund, Inc.
Post-Effective Amendment No. 92
File Nos. 2-10837; 811-00525

Seligman Value Fund Series, Inc
Post-Effective Amendment No. 22
File Nos. 033-20621; 811-08031

(collectively, the “Funds”)

Dear Ms. Mengiste:

Each Fund hereby submits for filing each a Post-Effective Amendment (each, an “Amendment”) to that Fund’s Registration Statement on Form N-1A. The Amendment has been marked to show changes from its filing of March 2, 2009 (March 13, 2009 for Seligman

Value Fund Series, Inc.) filed pursuant to Rule 485(a). Each Amendment is being filed pursuant to Rule 485(b) for effectiveness on April 30, 2009.

We have revised the Fund’s Registration Statement to include previously omitted information and non-material updates and to address the comments raised by you. For ease of reference, I have repeated your comments below in the order in which they were discussed and have set forth the responses immediately after each numbered comment.

Comments on Fund’s Prospectus

1.	In connection with the disclosure in the principal investment strategies of the Funds relating to futures contracts, add disclosure clarifying that the Funds may invest in futures contract and disclose the risks thereof.

Response: The requested revisions have been made.

2.	In the “Management of the Fund” section of the Prospectus, use the past tense when describing the management fee paid by a Fund to the investment manager.

Response: The requested revision has been made.

Comments on Fund’s Statement of Additional Information (SAI)

1.	The SAI omits procedures for shareholders to recommend candidates to the Fund’s Board.

Response: The required disclosure has been added to the SAI.

2.	Describe the actual conflicts of interest of the portfolio managers named in the SAI.

Response: The disclosure in the SAI describes the actual conflicts of interest of the named portfolio managers.

We believe that the foregoing addresses each of your comments. Pursuant to your instructions, each Fund hereby represents as follows:

i.	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing submitted herewith.
ii.	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing.
iii.	The Fund may not assert Staff comments as a defense in a proceeding initiated by the Commission or any person under the federal securities law.

If you have any questions related to this filing, please call the undersigned at (212) 850-1703.

Very truly yours,

/s/Joseph D’Alessandro

By: Joseph D’Alessandro

Vice President and Group Counsel

General Counsel’s Office

Ameriprise Financial, Inc.